SUBSEQUENT EVENTS (Details Narrative) - ESG [Member] - $ / shares	Nov. 06, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock issued during period, shares, new issues	10,432,800
Common stock at par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001